Segment Financial Data (By Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Document Fiscal Year Focus									2019
Revenues	$ 19,551	$ 19,496	$ 19,634	$ 18,365	$ 18,044	$ 16,510	$ 16,705	$ 15,242	$ 77,046	$ 66,501	$ 59,837
External Net Sales by Geography									77,046	66,501	59,837
United States Export Sales									$ 17,448	$ 14,228	$ 11,124
Operating Income (Loss)									$ 8,966	$ 8,553	$ 8,138
Long-Lived Assets by Geography									12,755	12,297	10,186
UNITED STATES
External Net Sales by Geography									48,288	39,481	33,912
Operating Income (Loss)									$ 5,505	$ 4,941	$ 4,126
Long-Lived Assets by Geography									7,498	7,111	5,323
Europe [Member]
External Net Sales by Geography									13,664	12,857	11,879
United States Export Sales									$ 7,122	$ 6,285	$ 5,273
Operating Income (Loss)									$ 2,476	$ 2,141	$ 1,959
Long-Lived Assets by Geography									1,889	1,908	1,817
Asia Pacific [Member]
External Net Sales by Geography									9,391	8,847	8,770
United States Export Sales									$ 6,479	$ 5,429	$ 3,634
Operating Income (Loss)									$ 1,662	$ 1,476	$ 1,491
Long-Lived Assets by Geography									1,359	1,349	1,113
Other
External Net Sales by Geography									7,298	6,672	6,443
United States Export Sales									$ 3,847	$ 2,514	$ 2,217
Operating Income (Loss)									$ 770	$ 706	$ 1,082
Long-Lived Assets by Geography									1,412	1,363	1,389
Eliminations and other
External Net Sales by Geography									(1,595)	(1,356)	(1,167)
Operating Income (Loss)									$ (1,447)	$ (711)	$ (520)
Long-Lived Assets by Geography									597	566	544
Total Segments [Member]
Revenues									$ 78,641	$ 67,857	$ 61,004
Operating Income (Loss)									10,413	9,264	8,658
Collins Aerospace Systems [Member]
Revenues									26,028	16,634	14,691
Operating Income (Loss)									4,100	2,303	2,191
Collins Aerospace Systems [Member] | UNITED STATES
Revenues									18,977	11,794
Collins Aerospace Systems [Member] | Other [Member]
Revenues									2,305	1,975
Collins Aerospace Systems [Member] | Asia Pacific [Member]
Revenues									825	367
Collins Aerospace Systems [Member] | Europe [Member]
Revenues									3,921	2,498
Pratt and Whitney [Member]
Revenues									20,892	19,397	16,160
Operating Income (Loss)									1,668	1,269	1,300
Pratt and Whitney [Member] | UNITED STATES
Revenues									16,148	14,852
Pratt and Whitney [Member] | Other [Member]
Revenues									3,082	2,674
Pratt and Whitney [Member] | Asia Pacific [Member]
Revenues									1,164	1,277
Pratt and Whitney [Member] | Europe [Member]
Revenues									498	594
Carrier [Member]
Revenues									18,608	18,922	17,812
Operating Income (Loss)									2,697	3,777	3,165
Carrier [Member] | UNITED STATES
Revenues									9,574	9,402
Carrier [Member] | Other [Member]
Revenues									897	961
Carrier [Member] | Asia Pacific [Member]
Revenues									2,811	2,849
Carrier [Member] | Europe [Member]
Revenues									5,326	5,710
Otis [Member]
Revenues									13,113	12,904	12,341
Operating Income (Loss)									1,948	1,915	2,002
Otis [Member] | UNITED STATES
Revenues									3,589	3,433
Otis [Member] | Other [Member]
Revenues									1,014	1,062
Otis [Member] | Asia Pacific [Member]
Revenues									4,591	4,354
Otis [Member] | Europe [Member]
Revenues									3,919	4,055
Eliminations and other [Member]
Revenues									(1,595)	(1,356)	(1,167)
Operating Income (Loss)									$ (932)	$ (236)	$ (81)